Significant contingent liabilities and unrecognized contract commitments - Additional Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Capital commitments [abstract]
Amounts guaranteed by the financial institutions	$ 71,900	$ 135,600